OMB APPROVAL

OMB Number: 3235-057

Expires: April 30, 2010

Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05062

ING GET Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING GET Fund Series T
ING GET Fund Series U
ING GET Fund Series V

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series T	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 45.5%
		Advertising: 0.2%
3,500	@	Interpublic Group of Cos., Inc.	$36,330
3,200		Omnicom Group	153,888
			190,218
		Aerospace/Defense: 1.3%
2,250		Boeing Co.	236,228
1,700		General Dynamics Corp.	143,599
400		Goodrich Corp.	27,292
550		L-3 Communications Holdings, Inc.	56,177
2,390		Lockheed Martin Corp.	259,291
1,009		Northrop Grumman Corp.	78,702
1,804		Raytheon Co.	115,131
3,650		United Technologies Corp.	293,752
			1,210,172
		Agriculture: 0.7%
6,200		Altria Group, Inc.	431,086
1,700		Archer-Daniels-Midland Co.	56,236
480		Reynolds American, Inc.	30,523
2,200		UST, Inc.	109,120
			626,965
		Apartments: 0.0%
530		Archstone-Smith Trust	31,874
			31,874
		Apparel: 0.4%
3,300	@	Coach, Inc.	155,991
2,500		Nike, Inc.	146,650
700		Polo Ralph Lauren Corp.	54,425
			357,066
		Auto Manufacturers: 0.2%
5,440	@	Ford Motor Co.	46,186
1,500		General Motors Corp.	55,050
800		Paccar, Inc.	68,200
			169,436
		Auto Parts & Equipment: 0.0%
200		Johnson Controls, Inc.	23,622
3		WABCO Holdings, Inc.	140
			23,762
		Banks: 2.4%
14,464		Bank of America Corp.	727,105
1,511		BB&T Corp.	61,029
943		Capital One Financial Corp.	62,643
1,650		Comerica, Inc.	84,612
1,200		Fifth Third Bancorp.	40,656
1,150		Huntington Bancshares, Inc.	19,527
2,300		Keycorp.	74,359
1,000		Marshall & Ilsley Corp.	43,770
1,490		National City Corp.	37,384
500		PNC Financial Services Group, Inc.	34,050
3,417		Regions Financial Corp.	100,733
1,050		State Street Corp.	71,568
800		SunTrust Bank	60,536
6,897		Wachovia Corp.	345,885
11,000		Wells Fargo & Co.	391,820
			2,155,677
		Beverages: 1.1%
4,350		Anheuser-Busch Cos., Inc.	217,457
5,400		Coca-Cola Co.	310,338
1,750		Pepsi Bottling Group, Inc.	65,048
5,210		PepsiCo, Inc.	381,685
			974,528
		Biotechnology: 0.5%
3,250	@	Amgen, Inc.	183,853
1,400	@	Biogen Idec, Inc.	92,862
950	@	Celgene Corp.	67,745
950	@	Genzyme Corp.	58,862
			403,322
		Building Materials: 0.1%
900		American Standard Cos., Inc.	32,058
3,100		Masco Corp.	71,827
			103,885
		Chemicals: 0.9%
300		Air Products & Chemicals, Inc.	29,328
2,700		Dow Chemical Co.	116,262
600		Ecolab, Inc.	28,320

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series T	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
2,000		EI DuPont de Nemours & Co.	$99,120
600		International Flavors & Fragrances, Inc.	31,716
2,220		Monsanto Co.	190,343
800		PPG Industries, Inc.	60,440
1,000		Praxair, Inc.	83,760
400		Sherwin-Williams Co.	26,284
2,000		Sigma-Aldrich Corp.	97,480
			763,053
		Coal: 0.0%
700		Peabody Energy Corp.	33,509
			33,509
		Commercial Services: 0.2%
400	@	Apollo Group, Inc. - Class A	24,060
550		Equifax, Inc.	20,966
1,000		McKesson Corp.	58,790
700		Moody’s Corp.	35,280
500		Robert Half International, Inc.	14,930
2,560		Western Union Co.	53,683
			207,709
		Computers: 2.3%
300	@	Affiliated Computer Services, Inc.	15,072
2,600	@	Apple, Inc.	399,204
500	@	Cognizant Technology Solutions Corp.	39,885
600	@	Computer Sciences Corp.	33,540
10,680	@	Dell, Inc.	294,768
7,050	@	EMC Corp.	146,640
9,450		Hewlett-Packard Co.	470,516
4,300		International Business Machines Corp.	506,540
630	@	Lexmark International, Inc.	26,164
800	@	Network Appliance, Inc.	21,528
800	@	Sandisk Corp.	44,080
9,200	@	Sun Microsystems, Inc.	51,612
			2,049,549
		Cosmetics/Personal Care: 0.9%
1,950		Colgate-Palmolive Co.	139,074
10,061		Procter & Gamble Co.	707,691
			846,765
		Distribution/Wholesale: 0.1%
400		Genuine Parts Co.	20,000
350		WW Grainger, Inc.	31,917
			51,917
		Diversified: 0.0%
300		Vornado Realty Trust	32,805
			32,805
		Diversified Financial Services: 3.5%
3,700		American Express Co.	219,669
840		Ameriprise Financial, Inc.	53,012
290		Bear Stearns Cos., Inc.	35,615
3,100		Charles Schwab Corp.	66,960
900		CIT Group, Inc.	36,180
15,400		Citigroup, Inc.	718,718
200		CME Group, Inc.	117,470
1,618		Countrywide Financial Corp.	30,758
1,800	@	Discover Financial Services	37,440
1,000	@	E*Trade Financial Corp.	13,060
2,600		Fannie Mae	158,106
300		Franklin Resources, Inc.	38,250
500		Freddie Mac	29,505
1,550		Goldman Sachs Group, Inc.	335,947
900		Janus Capital Group, Inc.	25,452
11,900		JPMorgan Chase & Co.	545,258
400		Legg Mason, Inc.	33,716
1,480		Lehman Brothers Holdings, Inc.	91,360
4,000		Merrill Lynch & Co., Inc.	285,120
3,400		Morgan Stanley	214,200
1,400		SLM Corp.	69,538
			3,155,334
		Electric: 1.6%
1,150		American Electric Power Co., Inc.	52,992
750		Constellation Energy Group, Inc.	64,343
500		Dominion Resources, Inc.	42,150
1,700		DTE Energy Co.	82,348
1,900		Duke Energy Corp.	35,511
2,400	@	Dynegy, Inc. - Class A	22,176
4,540		Edison International	251,743
1,400		Entergy Corp.	151,606
1,800		Exelon Corp.	135,648
1,500		FirstEnergy Corp.	95,010
2,600		FPL Group, Inc.	158,288
1,050		PG&E Corp.	50,190
1,400		PPL Corp.	64,820

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series T	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Electric (continued)
400		Progress Energy, Inc.	$18,740
1,500		Public Service Enterprise Group, Inc.	131,985
1,380		TXU Corp.	94,489
			1,452,039
		Electrical Components & Equipment: 0.2%
3,200		Emerson Electric Co.	170,304
			170,304
		Electronics: 0.3%
1,250	@	Agilent Technologies, Inc.	46,100
800		Jabil Circuit, Inc.	18,272
1,000		Tektronix, Inc.	27,740
1,850	@	Thermo Electron Corp.	106,782
1,575		Tyco Electronics Ltd.	55,802
350	@	Waters Corp.	23,422
			278,118
		Engineering & Construction: 0.0%
200		Fluor Corp.	28,796
			28,796
		Entertainment: 0.1%
1,150		International Game Technology	49,565
			49,565
		Environmental Control: 0.2%
1,700	@	Allied Waste Industries, Inc.	21,675
3,050		Waste Management, Inc.	115,107
			136,782
		Food: 0.7%
1,400		Campbell Soup Co.	51,800
1,850		General Mills, Inc.	107,319
3,500		HJ Heinz Co.	161,700
900		Kellogg Co.	50,400
828		Kraft Foods, Inc.	28,574
3,150		Kroger Co.	89,838
1,200		Safeway, Inc.	39,732
500		Sysco Corp.	17,795
400		Whole Foods Market, Inc.	19,584
900		WM Wrigley Jr. Co.	57,807
			624,549
		Forest Products & Paper: 0.1%
1,800		International Paper Co.	64,566
600		Weyerhaeuser Co.	43,380
			107,946
		Hand/Machine Tools: 0.1%
390		Black & Decker Corp.	32,487
800		Snap-On, Inc.	39,632
500		Stanley Works	28,065
			100,184
		Healthcare — Products: 1.3%
2,000		Baxter International, Inc.	112,560
1,075	@, @@	Covidien Ltd.	44,613
400		CR Bard, Inc.	35,276
9,250		Johnson & Johnson	607,725
3,100		Medtronic, Inc.	174,871
1,300	@	St. Jude Medical, Inc.	57,291
700		Stryker Corp.	48,132
400	@	Varian Medical Systems, Inc.	16,756
400	@	Zimmer Holdings, Inc.	32,396
			1,129,620
		Healthcare — Services: 0.7%
1,520		Aetna, Inc.	82,490
665	@	Coventry Health Care, Inc.	41,370
680	@	Humana, Inc.	47,518
1,000	@	Laboratory Corp. of America Holdings	78,230
4,450		UnitedHealth Group, Inc.	215,514
1,600	@	WellPoint, Inc.	126,272
			591,394
		Home Builders: 0.1%
800		Centex Corp.	21,256
800		KB Home	20,048
500		Lennar Corp.	11,325
			52,629
		Home Furnishings: 0.0%
200		Harman International Industries, Inc.	17,304
200		Whirlpool Corp.	17,820
			35,124
		Hotels: 0.0%
1,200		Host Hotels & Resorts, Inc.	26,928
			26,928
		Household Products/Wares: 0.2%
300		Clorox Co.	18,297
1,900		Kimberly-Clark Corp.	133,494
			151,791

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series T	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Housewares: 0.0%
1,300		Newell Rubbermaid, Inc.	$37,466
			37,466
		Insurance: 2.5%
1,490	@@	ACE Ltd.	90,249
1,500		Aflac, Inc.	85,560
4,450		Allstate Corp.	254,496
550		AMBAC Financial Group, Inc.	34,601
8,800		American International Group, Inc.	595,320
1,250		AON Corp.	56,013
600		Assurant, Inc.	32,100
1,840		Chubb Corp.	98,698
1,360		Cigna Corp.	72,474
800		Genworth Financial, Inc.	24,584
600		Hartford Financial Services Group, Inc.	55,530
1,054		Lincoln National Corp.	69,532
1,050		MBIA, Inc.	64,103
2,600		Metlife, Inc.	181,298
1,150		MGIC Investment Corp.	37,157
1,350		Principal Financial Group, Inc.	85,172
2,380		Progressive Corp.	46,196
1,670		Prudential Financial, Inc.	162,959
430		Safeco Corp.	26,325
550		Torchmark Corp.	34,276
1,890		Travelers Cos., Inc.	95,143
700	@@	XL Capital Ltd.	55,440
			2,257,226
		Internet: 0.9%
800	@	Amazon.com, Inc.	74,520
4,450	@	eBay, Inc.	173,639
700	@	Google, Inc. - Class A	397,089
900	@	IAC/InterActiveCorp.	26,703
3,063	@	Symantec Corp.	59,361
2,000	@	Yahoo!, Inc.	53,680
			784,992
		Iron/Steel: 0.2%
200		Allegheny Technologies, Inc.	21,990
1,400		Nucor Corp.	83,258
550		United States Steel Corp.	58,267
			163,515
		Leisure Time: 0.1%
1,700		Carnival Corp.	82,331
			82,331
		Lodging: 0.2%
500		Harrah’s Entertainment, Inc.	43,465
1,300		Hilton Hotels Corp.	60,437
1,400		Marriott International, Inc.	60,858
400		Starwood Hotels & Resorts Worldwide, Inc.	24,300
			189,060
		Machinery — Construction & Mining: 0.2%
2,200		Caterpillar, Inc.	172,546
400	@	Terex Corp.	35,608
			208,154
		Machinery — Diversified: 0.2%
500		Cummins, Inc.	63,945
700		Deere & Co.	103,894
700		Rockwell Automation, Inc.	48,657
			216,496
		Media: 1.1%
3,225		CBS Corp. - Class B	101,588
1,300		Clear Channel Communications, Inc.	48,672
2,500	@	Comcast Corp. - Class A	60,450
4,900	@	DIRECTV Group, Inc.	118,972
1,030		McGraw-Hill Cos., Inc.	52,437
6,800		News Corp. - Class A	149,532
3,200		Time Warner, Inc.	58,752
2,700	@	Viacom - Class B	105,219
8,250		Walt Disney Co.	283,718
			979,340
		Mining: 0.2%
600		Alcoa, Inc.	23,472
1,585		Freeport-McMoRan Copper & Gold, Inc.	166,251
			189,723
		Miscellaneous Manufacturing: 2.4%
2,050		3M Co.	191,839
400		Cooper Industries Ltd.	20,436
700		Danaher Corp.	57,897
2,000		Dover Corp.	101,900
3,200		Eastman Kodak Co.	85,632
1,050		Eaton Corp.	103,992
28,250		General Electric Co.	1,169,537

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series T	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
2,050		Honeywell International, Inc.	$121,914
1,700		Illinois Tool Works, Inc.	101,388
960		ITT Corp.	65,213
800		Parker Hannifin Corp.	89,464
300		Textron, Inc.	18,663
1,575	@@	Tyco International Ltd.	69,836
			2,197,711
		Office/Business Equipment: 0.1%
400		Pitney Bowes, Inc.	18,168
2,800	@	Xerox Corp.	48,552
			66,720
		Oil & Gas: 4.7%
700		Anadarko Petroleum Corp.	37,625
200		Apache Corp.	18,012
1,000		Chesapeake Energy Corp.	35,260
8,827		Chevron Corp.	826,031
6,593		ConocoPhillips	578,668
1,850		Devon Energy Corp.	153,920
700		ENSCO International, Inc.	39,270
20,450		ExxonMobil Corp.	1,892,852
900		Hess Corp.	59,877
1,100		Marathon Oil Corp.	62,722
600		Murphy Oil Corp.	41,934
800		Noble Corp.	39,240
2,700		Occidental Petroleum Corp.	173,016
200		Sunoco, Inc.	14,156
900	@	Transocean, Inc.	101,745
1,800		Valero Energy Corp.	120,924
300		XTO Energy, Inc.	18,552
			4,213,804
		Oil & Gas Services: 0.7%
2,900		Halliburton Co.	111,360
600	@	National Oilwell Varco, Inc.	86,700
3,600		Schlumberger Ltd.	378,000
800		Smith International, Inc.	57,120
			633,180
		Packaging & Containers: 0.1%
1,100		Ball Corp.	59,125
1,800	@	Pactiv Corp.	51,588
			110,713
		Pharmaceuticals: 2.2%
1,600		Abbott Laboratories	85,792
700		Allergan, Inc.	45,129
780		AmerisourceBergen Corp.	35,357
6,200		Bristol-Myers Squibb Co.	178,684
940		Cardinal Health, Inc.	58,778
2,600		Eli Lilly & Co.	148,018
720	@	Express Scripts, Inc.	40,190
1,300	@	Forest Laboratories, Inc.	48,477
2,400	@	Gilead Sciences, Inc.	98,088
900	@	Medco Health Solutions, Inc.	81,351
7,300		Merck & Co., Inc.	377,337
18,870		Pfizer, Inc.	460,994
6,800		Schering-Plough Corp.	215,084
700	@	Watson Pharmaceuticals, Inc.	22,680
2,800		Wyeth	124,740
			2,020,699
		Pipelines: 0.2%
700		Questar Corp.	36,771
2,400		Spectra Energy Corp.	58,752
1,600		Williams Cos., Inc.	54,496
			150,019
		Retail: 2.3%
300	@	Autozone, Inc.	34,842
600	@	Bed Bath & Beyond, Inc.	20,472
1,485		Best Buy Co., Inc.	68,340
1,500	@	Big Lots, Inc.	44,760
1,900		Costco Wholesale Corp.	116,603
5,104		CVS Caremark Corp.	202,272
550		Darden Restaurants, Inc.	23,023
2,100		Family Dollar Stores, Inc.	55,776
1,890		Gap, Inc.	34,852
4,150		Home Depot, Inc.	134,626
900		JC Penney Co., Inc.	57,033
900	@	Kohl’s Corp.	51,597
5,780		Lowe’s Cos., Inc.	161,956
4,100		McDonald’s Corp.	223,327
900		Nordstrom, Inc.	42,201
1,000		RadioShack Corp.	20,660
120	@	Sears Holding Corp.	15,264
865		Staples, Inc.	18,589

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series T	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
1,900	@	Starbucks Corp.	$49,780
2,600		Target Corp.	165,282
2,650		TJX Cos., Inc.	77,036
700		Walgreen Co.	33,068
7,000		Wal-Mart Stores, Inc.	305,550
800		Wendy’s International, Inc.	27,928
1,700		Yum! Brands, Inc.	57,511
			2,042,348
		Savings & Loans: 0.3%
5,900		Hudson City Bancorp., Inc.	90,742
5,280		Washington Mutual, Inc.	186,437
			277,179
		Semiconductors: 1.2%
1,500		Altera Corp.	36,120
850		Analog Devices, Inc.	30,736
5,650		Applied Materials, Inc.	116,955
700	@	Broadcom Corp.	25,508
19,170		Intel Corp.	495,736
500		KLA-Tencor Corp.	27,890
700	@	MEMC Electronic Materials, Inc.	41,202
1,400		National Semiconductor Corp.	37,968
900	@	Novellus Systems, Inc.	24,534
2,250	@	Nvidia Corp.	81,540
1,300	@	Teradyne, Inc.	17,940
2,900		Texas Instruments, Inc.	106,111
1,000		Xilinx, Inc.	26,140
			1,068,380
		Software: 1.6%
580	@	Adobe Systems, Inc.	25,323
900	@	Autodesk, Inc.	44,973
1,550		Automatic Data Processing, Inc.	71,192
1,150	@	BMC Software, Inc.	35,915
5,700		CA, Inc.	146,604
300	@	Electronic Arts, Inc.	16,797
500	@	Fiserv, Inc.	25,430
1,500	@	Intuit, Inc.	45,450
25,400		Microsoft Corp.	748,284
2,800	@	Novell, Inc.	21,392
10,840	@	Oracle Corp.	234,686
850		Paychex, Inc.	34,850
			1,450,896
		Telecommunications: 3.1%
1,100		Alltel Corp.	76,648
19,154		AT&T, Inc.	810,406
1,550	@	Avaya, Inc.	26,288
1,500		CenturyTel, Inc.	69,330
500	@	Ciena Corp.	19,040
20,300	@	Cisco Systems, Inc.	672,133
4,900		Corning, Inc.	120,785
868		Embarq Corp.	48,261
1,500	@	Juniper Networks, Inc.	54,915
6,020		Motorola, Inc.	111,551
6,050		Qualcomm, Inc.	255,673
5,000	@	Qwest Communications International, Inc.	45,800
6,867		Sprint Nextel Corp.	130,473
7,550		Verizon Communications, Inc.	334,314
			2,775,617
		Toys/Games/Hobbies: 0.0%
1,000		Hasbro, Inc.	27,880
			27,880
		Transportation: 0.5%
400		CH Robinson Worldwide, Inc.	21,716
2,340		CSX Corp.	99,988
150		FedEx Corp.	15,713
2,500		Norfolk Southern Corp.	129,775
1,200		Union Pacific Corp.	135,672
800		United Parcel Service, Inc. - Class B	60,080
			462,944
		Warehouse/Industrial: 0.1%
900		Prologis	59,715
			59,715
		Total Common Stock
		(Cost $ 37,892,006 )	40,989,423

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.2%
		Federal Home Loan Mortgage Corporation: 6.6%
$ 6,063,000	Z	3.980%, due 01/15/08	$5,992,033
			5,992,033

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series T	as of September 30, 2007 (Unaudited) (continued)

Principal Amount				Value
		Federal National Mortgage Corporation: 12.6%
$11,526,000	Z	4.100%, due 02/15/08		$11,347,750
				11,347,750
		Total U.S. Government Agency Obligations
		(Cost $ 17,383,536 )		17,339,783
U.S. TREASURY OBLIGATIONS: 3.8%
		U.S. Treasury STRIP: 3.8%
3,455,000	^^	3.870%, due 11/15/07		3,438,523

		Total U.S. Treasury Obligations
		(Cost $ 3,434,463 )		3,438,523

OTHER BONDS: 30.9%
		Foreign Government Bonds: 30.9%
28,037,000	Z	Turkey Trust, 3.970%, due 11/15/07		27,895,535

		Total Other Bonds
		(Cost $ 27,926,290 )		27,895,535

		Total Long-Term Investments
		(Cost $ 86,636,295 )		89,663,264

SHORT-TERM INVESTMENTS: 0.7%
		Mutual Fund: 0.5%
450,000	**	ING Institutional Prime Money Market Fund		450,000

		Total Mutual Fund
		(Cost $ 450,000 )		450,000

		Repurchase Agreement: 0.2%
139,000		Goldman Sachs Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $139,057 to be received upon repurchase (Collateralized by $144,000 Federal National Mortgage Association, 5.100%, Market Value plus accrued interest $142,567, due 03/10/15)		139,000

		Total Repurchase Agreement
		(Cost $ 139,000 )		139,000

		Total Short-Term Investments
		(Cost $ 589,000 )		589,000
		Total Investments in Securities
		(Cost $ 87,225,295 )	100.1%	$90,252,264
		Other Assets and Liabilities — Net	(0.1)	(59,094)
		Net Assets	100.0%	$90,193,170

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^^	Principal Only (PO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $87,610,946.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$3,749,552
	Gross Unrealized Depreciation	(1,108,234)
	Net Unrealized Appreciation	$2,641,318

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series U	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 47.1%
		Advertising: 0.2%
4,200	@	Interpublic Group of Cos., Inc.	$43,596
3,400		Omnicom Group	163,506
			207,102
		Aerospace/Defense: 1.4%
2,350		Boeing Co.	246,727
1,800		General Dynamics Corp.	152,046
500		Goodrich Corp.	34,115
550		L-3 Communications Holdings, Inc.	56,177
2,410		Lockheed Martin Corp.	261,461
1,369		Northrop Grumman Corp.	106,782
1,974		Raytheon Co.	125,981
3,700		United Technologies Corp.	297,776
			1,281,065
		Agriculture: 0.7%
6,600		Altria Group, Inc.	458,898
1,840		Archer-Daniels-Midland Co.	60,867
700		Reynolds American, Inc.	44,513
2,600		UST, Inc.	128,960
			693,238
		Apartments: 0.0%
590		Archstone-Smith Trust	35,483
			35,483
		Apparel: 0.4%
3,430	@	Coach, Inc.	162,136
2,660		Nike, Inc.	156,036
700		Polo Ralph Lauren Corp.	54,425
			372,597
		Auto Manufacturers: 0.2%
6,420	@	Ford Motor Co.	54,506
1,800		General Motors Corp.	66,060
1,200		Paccar, Inc.	102,300
			222,866
		Auto Parts & Equipment: 0.0%
250		Johnson Controls, Inc.	29,528
3		WABCO Holdings, Inc.	140
			29,668
		Banks: 2.5%
15,001		Bank of America Corp.	754,100
1,644		BB&T Corp.	66,401
1,177		Capital One Financial Corp.	78,188
1,750		Comerica, Inc.	89,740
1,150		Fifth Third Bancorp.	38,962
1,400		Huntington Bancshares, Inc.	23,772
2,100		Keycorp.	67,893
1,100		Marshall & Ilsley Corp.	48,147
1,920		National City Corp.	48,173
500		PNC Financial Services Group, Inc.	34,050
3,736		Regions Financial Corp.	110,137
1,100		State Street Corp.	74,976
1,150		SunTrust Bank	87,021
6,997		Wachovia Corp.	350,900
11,900		Wells Fargo & Co.	423,878
			2,296,338
		Beverages: 1.1%
4,550		Anheuser-Busch Cos., Inc.	227,455
5,850		Coca-Cola Co.	336,200
2,050		Pepsi Bottling Group, Inc.	76,199
5,740		PepsiCo, Inc.	420,512
			1,060,366
		Biotechnology: 0.5%
3,500	@	Amgen, Inc.	197,995
1,500	@	Biogen Idec, Inc.	99,495
1,210	@	Celgene Corp.	86,285
850	@	Genzyme Corp.	52,666
			436,441
		Building Materials: 0.1%
600		American Standard Cos., Inc.	21,372
2,750		Masco Corp.	63,718
			85,090
		Chemicals: 0.9%
300		Air Products & Chemicals, Inc.	29,328
2,800		Dow Chemical Co.	120,568
800		Ecolab, Inc.	37,760

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series U	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
2,300		EI DuPont de Nemours & Co.	$113,988
700		International Flavors & Fragrances, Inc.	37,002
2,240		Monsanto Co.	192,058
1,110		PPG Industries, Inc.	83,861
1,100		Praxair, Inc.	92,136
650		Sherwin-Williams Co.	42,712
2,100		Sigma-Aldrich Corp.	102,354
			851,767
		Coal: 0.0%
800		Peabody Energy Corp.	38,296
			38,296
		Commercial Services: 0.3%
800	@	Apollo Group, Inc. - Class A	48,120
900		Equifax, Inc.	34,308
1,220		McKesson Corp.	71,724
800		Moody’s Corp.	40,320
600		Robert Half International, Inc.	17,916
3,133		Western Union Co.	65,699
			278,087
		Computers: 2.3%
300	@	Affiliated Computer Services, Inc.	15,072
2,900	@	Apple, Inc.	445,266
600	@	Cognizant Technology Solutions Corp.	47,862
650	@	Computer Sciences Corp.	36,335
11,120	@	Dell, Inc.	306,912
7,600	@	EMC Corp.	158,080
9,900		Hewlett-Packard Co.	492,921
4,500		International Business Machines Corp.	530,100
650	@	Lexmark International, Inc.	26,995
900	@	Network Appliance, Inc.	24,219
900	@	Sandisk Corp.	49,590
10,800	@	Sun Microsystems, Inc.	60,588
			2,193,940
		Cosmetics/Personal Care: 1.0%
2,050		Colgate-Palmolive Co.	146,206
10,595		Procter & Gamble Co.	745,252
			891,458
		Distribution/Wholesale: 0.1%
600		Genuine Parts Co.	30,000
450		WW Grainger, Inc.	41,036
			71,036
		Diversified: 0.0%
300		Vornado Realty Trust	32,805
			32,805
		Diversified Financial Services: 3.6%
4,150		American Express Co.	246,386
1,050		Ameriprise Financial, Inc.	66,266
300		Bear Stearns Cos., Inc.	36,843
3,500		Charles Schwab Corp.	75,600
1,100		CIT Group, Inc.	44,220
16,200		Citigroup, Inc.	756,054
220		CME Group, Inc.	129,217
2,080		Countrywide Financial Corp.	39,541
2,075	@	Discover Financial Services	43,160
1,200	@	E*Trade Financial Corp.	15,672
2,800		Fannie Mae	170,268
350		Franklin Resources, Inc.	44,625
600		Freddie Mac	35,406
1,550		Goldman Sachs Group, Inc.	335,947
1,100		Janus Capital Group, Inc.	31,108
12,500		JPMorgan Chase & Co.	572,750
300		Legg Mason, Inc.	25,287
1,520		Lehman Brothers Holdings, Inc.	93,830
4,150		Merrill Lynch & Co., Inc.	295,812
3,750		Morgan Stanley	236,250
1,250		SLM Corp.	62,088
			3,356,330
		Electric: 1.7%
1,500		American Electric Power Co., Inc.	69,120
950		Constellation Energy Group, Inc.	81,501
600		Dominion Resources, Inc.	50,580
1,700		DTE Energy Co.	82,348
2,400		Duke Energy Corp.	44,856
2,600	@	Dynegy, Inc. - Class A	24,024
4,920		Edison International	272,814
1,500		Entergy Corp.	162,435
1,900		Exelon Corp.	143,184
1,550		FirstEnergy Corp.	98,177
2,700		FPL Group, Inc.	164,376
1,400		PG&E Corp.	66,920
1,600		PPL Corp.	74,080

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series U	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Electric (continued)
700		Progress Energy, Inc.	$32,795
1,500		Public Service Enterprise Group, Inc.	131,985
1,300		TXU Corp.	89,011
			1,588,206
		Electrical Components & Equipment: 0.2%
3,300		Emerson Electric Co.	175,626
			175,626
		Electronics: 0.3%
1,600	@	Agilent Technologies, Inc.	59,008
900		Jabil Circuit, Inc.	20,556
1,000		Tektronix, Inc.	27,740
1,900	@	Thermo Electron Corp.	109,668
1,875		Tyco Electronics Ltd.	66,431
350	@	Waters Corp.	23,422
			306,825
		Engineering & Construction: 0.0%
200		Fluor Corp.	28,796
			28,796
		Entertainment: 0.1%
1,100		International Game Technology	47,410
			47,410
		Environmental Control: 0.2%
1,800	@	Allied Waste Industries, Inc.	22,950
3,250		Waste Management, Inc.	122,655
			145,605
		Food: 0.7%
1,750		Campbell Soup Co.	64,750
1,850		General Mills, Inc.	107,319
3,700		HJ Heinz Co.	170,940
1,100		Kellogg Co.	61,600
974		Kraft Foods, Inc.	33,613
2,800		Kroger Co.	79,856
1,500		Safeway, Inc.	49,665
600		Sysco Corp.	21,354
700		Whole Foods Market, Inc.	34,272
1,100		WM Wrigley Jr. Co.	70,653
			694,022
		Forest Products & Paper: 0.1%
2,100		International Paper Co.	75,327
500		Weyerhaeuser Co.	36,150
			111,477
		Hand/Machine Tools: 0.2%
550		Black & Decker Corp.	45,815
1,100		Snap-On, Inc.	54,494
700		Stanley Works	39,291
			139,600
		Healthcare — Products: 1.4%
2,400		Baxter International, Inc.	135,072
1,275	@, @@	Covidien Ltd.	52,913
700		CR Bard, Inc.	61,733
9,700		Johnson & Johnson	637,290
3,400		Medtronic, Inc.	191,794
1,500	@	St. Jude Medical, Inc.	66,105
1,000		Stryker Corp.	68,760
400	@	Varian Medical Systems, Inc.	16,756
500	@	Zimmer Holdings, Inc.	40,495
			1,270,918
		Healthcare — Services: 0.7%
1,720		Aetna, Inc.	93,344
820	@	Coventry Health Care, Inc.	51,012
800	@	Humana, Inc.	55,904
1,100	@	Laboratory Corp. of America Holdings	86,053
4,480		UnitedHealth Group, Inc.	216,966
1,840	@	WellPoint, Inc.	145,213
			648,492
		Home Builders: 0.1%
800		Centex Corp.	21,256
900		KB Home	22,554
500		Lennar Corp.	11,325
			55,135
		Home Furnishings: 0.0%
200		Harman International Industries, Inc.	17,304
200		Whirlpool Corp.	17,820
			35,124
		Hotels: 0.0%
1,400		Host Hotels & Resorts, Inc.	31,416
			31,416
		Household Products/Wares: 0.2%
300		Clorox Co.	18,297
2,250		Kimberly-Clark Corp.	158,085
			176,382

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series U	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Housewares: 0.0%
1,400		Newell Rubbermaid, Inc.	$40,348
			40,348
		Insurance: 2.5%
1,250	@@	ACE Ltd.	75,713
1,400		Aflac, Inc.	79,856
4,360		Allstate Corp.	249,348
500		AMBAC Financial Group, Inc.	31,455
9,300		American International Group, Inc.	629,145
1,150		AON Corp.	51,532
800		Assurant, Inc.	42,800
1,940		Chubb Corp.	104,062
1,430		Cigna Corp.	76,205
1,000		Genworth Financial, Inc.	30,730
750		Hartford Financial Services Group, Inc.	69,413
1,188		Lincoln National Corp.	78,372
1,250		MBIA, Inc.	76,313
2,740		Metlife, Inc.	191,060
1,300		MGIC Investment Corp.	42,003
1,250		Principal Financial Group, Inc.	78,863
2,880		Progressive Corp.	55,901
1,600		Prudential Financial, Inc.	156,128
340		Safeco Corp.	20,815
700		Torchmark Corp.	43,624
2,030		Travelers Cos., Inc.	102,190
800	@@	XL Capital Ltd.	63,360
			2,348,888
		Internet: 0.9%
900	@	Amazon.com, Inc.	83,835
4,600	@	eBay, Inc.	179,492
700	@	Google, Inc. - Class A	397,089
1,100	@	IAC/InterActiveCorp.	32,637
3,629	@	Symantec Corp.	70,330
2,400	@	Yahoo!, Inc.	64,416
			827,799
		Iron/Steel: 0.2%
200		Allegheny Technologies, Inc.	21,990
1,120		Nucor Corp.	66,606
600		United States Steel Corp.	63,564
			152,160
		Leisure Time: 0.1%
1,350		Carnival Corp.	65,381
			65,381
		Lodging: 0.2%
600		Harrah’s Entertainment, Inc.	52,158
1,400		Hilton Hotels Corp.	65,086
1,700		Marriott International, Inc.	73,899
550		Starwood Hotels & Resorts Worldwide, Inc.	33,413
			224,556
		Machinery — Construction & Mining: 0.2%
2,100		Caterpillar, Inc.	164,703
500	@	Terex Corp.	44,510
			209,213
		Machinery — Diversified: 0.3%
500		Cummins, Inc.	63,945
800		Deere & Co.	118,736
850		Rockwell Automation, Inc.	59,084
			241,765
		Media: 1.1%
3,475		CBS Corp. - Class B	109,463
1,600		Clear Channel Communications, Inc.	59,904
2,950	@	Comcast Corp. - Class A	71,331
5,100	@	DIRECTV Group, Inc.	123,828
1,210		McGraw-Hill Cos., Inc.	61,601
6,600		News Corp. - Class A	145,134
3,800		Time Warner, Inc.	69,768
2,800	@	Viacom - Class B	109,116
8,600		Walt Disney Co.	295,754
			1,045,899
		Mining: 0.2%
700		Alcoa, Inc.	27,384
1,712		Freeport-McMoRan Copper & Gold, Inc.	179,572
			206,956
		Miscellaneous Manufacturing: 2.5%
2,250		3M Co.	210,555
500		Cooper Industries Ltd.	25,545
1,050		Danaher Corp.	86,846
2,100		Dover Corp.	106,995
3,350		Eastman Kodak Co.	89,646
950		Eaton Corp.	94,088
29,600		General Electric Co.	1,225,420

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series U	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
2,200		Honeywell International, Inc.	$130,834
1,500		Illinois Tool Works, Inc.	89,460
1,100		ITT Corp.	74,723
800		Parker Hannifin Corp.	89,464
700		Textron, Inc.	43,547
1,875	@@	Tyco International Ltd.	83,138
			2,350,261
		Office/Business Equipment: 0.1%
600		Pitney Bowes, Inc.	27,252
2,450	@	Xerox Corp.	42,483
			69,735
		Oil & Gas: 4.8%
900		Anadarko Petroleum Corp.	48,375
300		Apache Corp.	27,018
1,100		Chesapeake Energy Corp.	38,786
9,383		Chevron Corp.	878,061
6,854		ConocoPhillips	601,576
2,000		Devon Energy Corp.	166,400
800		ENSCO International, Inc.	44,880
21,450		ExxonMobil Corp.	1,985,412
1,100		Hess Corp.	73,183
1,300		Marathon Oil Corp.	74,126
800		Murphy Oil Corp.	55,912
1,000		Noble Corp.	49,050
2,720		Occidental Petroleum Corp.	174,298
300		Sunoco, Inc.	21,234
900	@	Transocean, Inc.	101,745
1,900		Valero Energy Corp.	127,642
400		XTO Energy, Inc.	24,736
			4,492,434
		Oil & Gas Services: 0.7%
3,050		Halliburton Co.	117,120
600	@	National Oilwell Varco, Inc.	86,700
3,700		Schlumberger Ltd.	388,500
1,000		Smith International, Inc.	71,400
			663,720
		Packaging & Containers: 0.1%
1,200		Ball Corp.	64,500
1,700	@	Pactiv Corp.	48,722
			113,222
		Pharmaceuticals: 2.4%
1,700		Abbott Laboratories	91,154
800		Allergan, Inc.	51,576
1,200		AmerisourceBergen Corp.	54,396
6,800		Bristol-Myers Squibb Co.	195,976
1,120		Cardinal Health, Inc.	70,034
3,000		Eli Lilly & Co.	170,790
920	@	Express Scripts, Inc.	51,354
1,450	@	Forest Laboratories, Inc.	54,071
2,600	@	Gilead Sciences, Inc.	106,262
1,000	@	Medco Health Solutions, Inc.	90,390
7,600		Merck & Co., Inc.	392,844
19,830		Pfizer, Inc.	484,447
7,150		Schering-Plough Corp.	226,155
800	@	Watson Pharmaceuticals, Inc.	25,920
3,050		Wyeth	135,878
			2,201,247
		Pipelines: 0.2%
1,000		Questar Corp.	52,530
2,900		Spectra Energy Corp.	70,992
1,950		Williams Cos., Inc.	66,417
			189,939
		Retail: 2.4%
300	@	Autozone, Inc.	34,842
600	@	Bed Bath & Beyond, Inc.	20,472
1,800		Best Buy Co., Inc.	82,836
2,000	@	Big Lots, Inc.	59,680
1,950		Costco Wholesale Corp.	119,672
5,338		CVS Caremark Corp.	211,545
850		Darden Restaurants, Inc.	35,581
2,750		Family Dollar Stores, Inc.	73,040
2,250		Gap, Inc.	41,490
4,300		Home Depot, Inc.	139,492
1,150		JC Penney Co., Inc.	72,876
1,150	@	Kohl’s Corp.	65,930
6,040		Lowe’s Cos., Inc.	169,241
4,450		McDonald’s Corp.	242,392
900		Nordstrom, Inc.	42,201
1,000		RadioShack Corp.	20,660
260	@	Sears Holding Corp.	33,072
1,020		Staples, Inc.	21,920

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series U	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
2,500	@	Starbucks Corp.	$65,500
2,700		Target Corp.	171,639
2,750		TJX Cos., Inc.	79,943
900		Walgreen Co.	42,516
7,250		Wal-Mart Stores, Inc.	316,463
900		Wendy’s International, Inc.	31,419
1,900		Yum! Brands, Inc.	64,277
			2,258,699
		Savings & Loans: 0.3%
6,200		Hudson City Bancorp., Inc.	95,356
5,565		Washington Mutual, Inc.	196,500
			291,856
		Semiconductors: 1.2%
1,150		Altera Corp.	27,692
850		Analog Devices, Inc.	30,736
5,850		Applied Materials, Inc.	121,095
1,100	@	Broadcom Corp.	40,084
20,070		Intel Corp.	519,010
600		KLA-Tencor Corp.	33,468
800	@	MEMC Electronic Materials, Inc.	47,088
1,750		National Semiconductor Corp.	47,460
1,100	@	Novellus Systems, Inc.	29,986
2,100	@	Nvidia Corp.	76,104
1,500	@	Teradyne, Inc.	20,700
3,500		Texas Instruments, Inc.	128,065
1,400		Xilinx, Inc.	36,596
			1,158,084
		Software: 1.7%
680	@	Adobe Systems, Inc.	29,689
1,200	@	Autodesk, Inc.	59,964
1,750		Automatic Data Processing, Inc.	80,378
1,450	@	BMC Software, Inc.	45,284
5,950		CA, Inc.	153,034
400	@	Electronic Arts, Inc.	22,396
600	@	Fiserv, Inc.	30,516
1,500	@	Intuit, Inc.	45,450
26,650		Microsoft Corp.	785,109
3,000	@	Novell, Inc.	22,920
12,000	@	Oracle Corp.	259,800
1,100		Paychex, Inc.	45,100
			1,579,640
		Telecommunications: 3.2%
1,200		Alltel Corp.	83,616
20,031		AT&T, Inc.	847,512
1,900	@	Avaya, Inc.	32,224
2,000		CenturyTel, Inc.	92,440
600	@	Ciena Corp.	22,848
21,350	@	Cisco Systems, Inc.	706,899
5,100		Corning, Inc.	125,715
1,099		Embarq Corp.	61,104
2,000	@	Juniper Networks, Inc.	73,220
6,380		Motorola, Inc.	118,221
6,450		Qualcomm, Inc.	272,577
6,100	@	Qwest Communications International, Inc.	55,876
7,198		Sprint Nextel Corp.	136,762
7,250		Verizon Communications, Inc.	321,030
			2,950,044
		Toys/Games/Hobbies: 0.0%
1,100		Hasbro, Inc.	30,668
			30,668
		Transportation: 0.5%
400		CH Robinson Worldwide, Inc.	21,716
2,440		CSX Corp.	104,261
300		FedEx Corp.	31,425
2,600		Norfolk Southern Corp.	134,966
1,250		Union Pacific Corp.	141,325
700		United Parcel Service, Inc. - Class B	52,570
			486,263
		Warehouse/Industrial: 0.1%
900		Prologis	59,715
			59,715
		Total Common Stock
		(Cost $ 40,066,690)	44,147,499

Principal Amount		Value
CORPORATE BONDS/NOTES: 10.7%
	Diversified Financial Services: 10.7%
$10,000,000	General Electric Capital Corp., 4.250%, due 01/15/08	$9,969,560

	Total Corporate Bonds/Notes
	(Cost $ 10,025,491)	9,969,560

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series U	as of September 30, 2007 (Unaudited) (continued)

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 25.8%
		Federal National Mortgage Corporation: 25.8%
$24,840,000	^^, Z	4.360%, due 05/15/08		$24,171,928

		Total U.S. Government Agency Obligations
		(Cost $ 24,394,904)		24,171,928
U.S. TREASURY OBLIGATIONS: 4.0%
		U.S. Treasury STRIP: 4.0%
3,800,000	^^	3.810%, due 02/15/08		3,745,352

		Total U.S. Treasury Obligations
		(Cost $ 3,740,453)		3,745,352
OTHER BONDS: 10.9%
		Foreign Government Bonds: 10.9%
10,429,000	@@, Z	Israel Government AID Bond, 3.990%, due 03/15/08		10,239,265

		Total Other Bonds
		(Cost $ 10,302,576)		10,239,265

		Total Long-Term Investments
		(Cost $ 88,530,114)		92,273,604
SHORT-TERM INVESTMENTS: 1.5%
		Mutual Fund: 1.3%
1,250,000	**	ING Institutional Prime Money Market Fund		1,250,000

		Total Mutual Fund
		(Cost $ 1,250,000)		1,250,000

		Repurchase Agreement: 0.2%
126,000		Goldman Sachs Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $126,051 to be received upon repurchase (Collateralized by $130,000 Federal National Mortgage Association, 5.100%, Market Value plus accrued interest $128,707, due 03/10/15)		126,000

		Total Repurchase Agreement
		(Cost $ 126,000)		126,000

		Total Short-Term Investments
		(Cost $ 1,376,000)		1,376,000

		Total Investments in Securities
		(Cost $ 89,906,114)	100.0%	$93,649,604
		Other Assets and Liabilities — Net	0.0	29,776
		Net Assets	100.0%	$93,679,380

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^^	Principal Only (PO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $90,357,388.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$4,606,711
	Gross Unrealized Depreciation	(1,314,495)
	Net Unrealized Appreciation	$3,292,216

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series V	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 12.6%
		Advertising: 0.1%
1,500	@	Interpublic Group of Cos., Inc.	$15,570
1,300		Omnicom Group	62,517
			78,087
		Aerospace/Defense: 0.4%
900		Boeing Co.	94,491
550		General Dynamics Corp.	46,459
200		Goodrich Corp.	13,646
200		L-3 Communications Holdings, Inc.	20,428
920		Lockheed Martin Corp.	99,811
484		Northrop Grumman Corp.	37,752
783		Raytheon Co.	49,971
1,400		United Technologies Corp.	112,672
			475,230
		Agriculture: 0.2%
2,350		Altria Group, Inc.	163,396
610		Archer-Daniels-Midland Co.	20,179
200		Reynolds American, Inc.	12,718
900		UST, Inc.	44,640
			240,933
		Apartments: 0.0%
330		Archstone-Smith Trust	19,846
			19,846
		Apparel: 0.1%
1,190	@	Coach, Inc.	56,251
880		Nike, Inc.	51,621
200		Polo Ralph Lauren Corp.	15,550
			123,422
		Auto Manufacturers: 0.1%
2,300	@	Ford Motor Co.	19,527
550		General Motors Corp.	20,185
350		Paccar, Inc.	29,838
			69,550
		Auto Parts & Equipment: 0.0%
150		Johnson Controls, Inc.	17,717
6		WABCO Holdings, Inc.	281
			17,998
		Banks: 0.7%
5,303		Bank of America Corp.	266,582
622		BB&T Corp.	25,123
408		Capital One Financial Corp.	27,103
750		Comerica, Inc.	38,460
400		Fifth Third Bancorp.	13,552
500		Huntington Bancshares, Inc.	8,490
800		Keycorp.	25,864
500		Marshall & Ilsley Corp.	21,885
820		National City Corp.	20,574
250		PNC Financial Services Group, Inc.	17,025
1,268		Regions Financial Corp.	37,381
350		State Street Corp.	23,856
300		SunTrust Bank	22,701
2,588		Wachovia Corp.	129,788
4,300		Wells Fargo & Co.	153,166
			831,550
		Beverages: 0.3%
1,600		Anheuser-Busch Cos., Inc.	79,984
2,150		Coca-Cola Co.	123,561
750		Pepsi Bottling Group, Inc.	27,878
2,030		PepsiCo, Inc.	148,718
			380,141
		Biotechnology: 0.1%
1,300	@	Amgen, Inc.	73,541
500	@	Biogen Idec, Inc.	33,165
450	@	Celgene Corp.	32,090
350	@	Genzyme Corp.	21,686
			160,482
		Building Materials: 0.0%
200		American Standard Cos., Inc.	7,124
1,000		Masco Corp.	23,170
			30,294
		Chemicals: 0.2%
150		Air Products & Chemicals, Inc.	14,664
900		Dow Chemical Co.	38,754
300		Ecolab, Inc.	14,160

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series V	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
900		EI DuPont de Nemours & Co.	$44,604
300		International Flavors & Fragrances, Inc.	15,858
830		Monsanto Co.	71,164
300		PPG Industries, Inc.	22,665
400		Praxair, Inc.	33,504
200		Sherwin-Williams Co.	13,142
800		Sigma-Aldrich Corp.	38,992
			307,507
		Coal: 0.0%
300		Peabody Energy Corp.	14,361
			14,361
		Commercial Services: 0.1%
250	@	Apollo Group, Inc. - Class A	15,038
300		Equifax, Inc.	11,436
520		McKesson Corp.	30,571
400		Moody’s Corp.	20,160
250		Robert Half International, Inc.	7,465
1,172		Western Union Co.	24,577
			109,247
		Computers: 0.6%
200	@	Affiliated Computer Services, Inc.	10,048
1,000	@	Apple, Inc.	153,540
200	@	Cognizant Technology Solutions Corp.	15,954
250	@	Computer Sciences Corp.	13,975
4,030	@	Dell, Inc.	111,228
2,750	@	EMC Corp.	57,200
3,600		Hewlett-Packard Co.	179,244
1,650		International Business Machines Corp.	194,370
300	@	Lexmark International, Inc.	12,459
300	@	Network Appliance, Inc.	8,073
400	@	Sandisk Corp.	22,040
3,900	@	Sun Microsystems, Inc.	21,879
			800,010
		Cosmetics/Personal Care: 0.3%
700		Colgate-Palmolive Co.	49,924
3,777		Procter & Gamble Co.	265,674
			315,598
		Distribution/Wholesale: 0.0%
200		Genuine Parts Co.	10,000
150		WW Grainger, Inc.	13,679
			23,679
		Diversified: 0.0%
100		Vornado Realty Trust	10,935
			10,935
		Diversified Financial Services: 1.0%
1,450		American Express Co.	86,087
390		Ameriprise Financial, Inc.	24,613
200		Bear Stearns Cos., Inc.	24,562
1,050		Charles Schwab Corp.	22,680
450		CIT Group, Inc.	18,090
5,850		Citigroup, Inc.	273,020
60		CME Group, Inc.	35,241
598		Countrywide Financial Corp.	11,368
625	@	Discover Financial Services	13,000
500	@	E*Trade Financial Corp.	6,530
1,050		Fannie Mae	63,851
150		Franklin Resources, Inc.	19,125
300		Freddie Mac	17,703
550		Goldman Sachs Group, Inc.	119,207
500		Janus Capital Group, Inc.	14,140
4,450		JPMorgan Chase & Co.	203,899
100		Legg Mason, Inc.	8,429
710		Lehman Brothers Holdings, Inc.	43,828
1,450		Merrill Lynch & Co., Inc.	103,356
1,350		Morgan Stanley	85,050
500		SLM Corp.	24,835
			1,218,614
		Electric: 0.5%
450		American Electric Power Co., Inc.	20,736
350		Constellation Energy Group, Inc.	30,027
200		Dominion Resources, Inc.	16,860
550		DTE Energy Co.	26,642
1,100		Duke Energy Corp.	20,559
1,100	@	Dynegy, Inc. - Class A	10,164
1,750		Edison International	97,038
550		Entergy Corp.	59,560
700		Exelon Corp.	52,752
510		FirstEnergy Corp.	32,303
1,000		FPL Group, Inc.	60,880
500		PG&E Corp.	23,900
600		PPL Corp.	27,780

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series V	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Electric (continued)
200		Progress Energy, Inc.	$9,370
500		Public Service Enterprise Group, Inc.	43,995
500		TXU Corp.	34,235
			566,801
		Electrical Components & Equipment: 0.1%
1,200		Emerson Electric Co.	63,864
			63,864
		Electronics: 0.1%
350	@	Agilent Technologies, Inc.	12,908
300		Jabil Circuit, Inc.	6,852
500		Tektronix, Inc.	13,870
650	@	Thermo Electron Corp.	37,518
537		Tyco Electronics Ltd.	19,026
250	@	Waters Corp.	16,730
			106,904
		Engineering & Construction: 0.0%
100		Fluor Corp.	14,398
			14,398
		Entertainment: 0.0%
450		International Game Technology	19,395
			19,395
		Environmental Control: 0.0%
800	@	Allied Waste Industries, Inc.	10,200
1,100		Waste Management, Inc.	41,514
			51,714
		Food: 0.2%
550		Campbell Soup Co.	20,350
750		General Mills, Inc.	43,508
1,300		HJ Heinz Co.	60,060
400		Kellogg Co.	22,400
318		Kraft Foods, Inc.	10,974
1,000		Kroger Co.	28,520
650		Safeway, Inc.	21,522
200		Sysco Corp.	7,118
200		Whole Foods Market, Inc.	9,792
400		WM Wrigley Jr. Co.	25,692
			249,936
		Forest Products & Paper: 0.0%
700		International Paper Co.	25,109
200		Weyerhaeuser Co.	14,460
			39,569
		Hand/Machine Tools: 0.0%
220		Black & Decker Corp.	18,326
300		Snap-On, Inc.	14,862
250		Stanley Works	14,033
			47,221
		Healthcare — Products: 0.4%
850		Baxter International, Inc.	47,838
437	@, @@	Covidien Ltd.	18,136
200		CR Bard, Inc.	17,638
3,450		Johnson & Johnson	226,665
1,150		Medtronic, Inc.	64,872
400	@	St. Jude Medical, Inc.	17,628
400		Stryker Corp.	27,504
300	@	Varian Medical Systems, Inc.	12,567
200	@	Zimmer Holdings, Inc.	16,198
			449,046
		Healthcare — Services: 0.2%
620		Aetna, Inc.	33,647
315	@	Coventry Health Care, Inc.	19,596
300	@	Humana, Inc.	20,964
450	@	Laboratory Corp. of America Holdings	35,204
1,560		UnitedHealth Group, Inc.	75,551
610	@	WellPoint, Inc.	48,141
			233,103
		Home Builders: 0.0%
400		Centex Corp.	10,628
400		KB Home	10,024
200		Lennar Corp.	4,530
			25,182
		Home Furnishings: 0.0%
100		Harman International Industries, Inc.	8,652
100		Whirlpool Corp.	8,910
			17,562
		Hotels: 0.0%
600		Host Hotels & Resorts, Inc.	13,464
			13,464
		Household Products/Wares: 0.0%
100		Clorox Co.	6,099
700		Kimberly-Clark Corp.	49,182
			55,281

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series V	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Housewares: 0.0%
400		Newell Rubbermaid, Inc.	$11,528
			11,528
		Insurance: 0.7%
490	@@	ACE Ltd.	29,679
500		Aflac, Inc.	28,520
1,520		Allstate Corp.	86,929
200		AMBAC Financial Group, Inc.	12,582
3,300		American International Group, Inc.	223,245
500		AON Corp.	22,405
300		Assurant, Inc.	16,050
720		Chubb Corp.	38,621
500		Cigna Corp.	26,645
300		Genworth Financial, Inc.	9,219
250		Hartford Financial Services Group, Inc.	23,138
335		Lincoln National Corp.	22,100
500		MBIA, Inc.	30,525
1,000		Metlife, Inc.	69,730
530		MGIC Investment Corp.	17,124
400		Principal Financial Group, Inc.	25,236
910		Progressive Corp.	17,663
540		Prudential Financial, Inc.	52,693
200		Safeco Corp.	12,244
350		Torchmark Corp.	21,812
850		Travelers Cos., Inc.	42,789
250	@@	XL Capital Ltd.	19,800
			848,749
		Internet: 0.2%
300	@	Amazon.com, Inc.	27,945
1,700	@	eBay, Inc.	66,334
250	@	Google, Inc. - Class A	141,818
500	@	IAC/InterActiveCorp.	14,835
1,246	@	Symantec Corp.	24,147
800	@	Yahoo!, Inc.	21,472
			296,551
		Iron/Steel: 0.0%
100		Allegheny Technologies, Inc.	10,995
470		Nucor Corp.	27,951
170		United States Steel Corp.	18,010
			56,956
		Leisure Time: 0.0%
600		Carnival Corp.	29,058
			29,058
		Lodging: 0.1%
200		Harrah’s Entertainment, Inc.	17,386
400		Hilton Hotels Corp.	18,596
600		Marriott International, Inc.	26,082
250		Starwood Hotels & Resorts Worldwide, Inc.	15,188
			77,252
		Machinery — Construction & Mining: 0.1%
800		Caterpillar, Inc.	62,744
100	@	Terex Corp.	8,902
			71,646
		Machinery — Diversified: 0.1%
200		Cummins, Inc.	25,578
350		Deere & Co.	51,947
300		Rockwell Automation, Inc.	20,853
			98,378
		Media: 0.3%
1,200		CBS Corp. - Class B	37,800
550		Clear Channel Communications, Inc.	20,592
1,100	@	Comcast Corp. - Class A	26,598
1,800	@	DIRECTV Group, Inc.	43,704
320		McGraw-Hill Cos., Inc.	16,291
2,650		News Corp. - Class A	58,274
1,400		Time Warner, Inc.	25,704
1,000	@	Viacom - Class B	38,970
3,050		Walt Disney Co.	104,890
			372,823
		Mining: 0.1%
300		Alcoa, Inc.	11,736
577		Freeport-McMoRan Copper & Gold, Inc.	60,522
			72,258
		Miscellaneous Manufacturing: 0.7%
800		3M Co.	74,864
200		Cooper Industries Ltd.	10,218
350		Danaher Corp.	28,949
800		Dover Corp.	40,760
1,200		Eastman Kodak Co.	32,112
400		Eaton Corp.	39,616
10,650		General Electric Co.	440,910

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series V	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
800		Honeywell International, Inc.	$47,576
600		Illinois Tool Works, Inc.	35,784
300		ITT Corp.	20,379
300		Parker Hannifin Corp.	33,549
200		Textron, Inc.	12,442
637	@@	Tyco International Ltd.	28,245
			845,404
		Office/Business Equipment: 0.0%
200		Pitney Bowes, Inc.	9,084
1,050	@	Xerox Corp.	18,207
			27,291
		Oil & Gas: 1.3%
300		Anadarko Petroleum Corp.	16,125
100		Apache Corp.	9,006
400		Chesapeake Energy Corp.	14,104
3,381		Chevron Corp.	316,394
2,441		ConocoPhillips	214,247
700		Devon Energy Corp.	58,240
300		ENSCO International, Inc.	16,830
7,700		ExxonMobil Corp.	712,712
300		Hess Corp.	19,959
500		Marathon Oil Corp.	28,510
300		Murphy Oil Corp.	20,967
400		Noble Corp.	19,620
1,000		Occidental Petroleum Corp.	64,080
100		Sunoco, Inc.	7,078
400	@	Transocean, Inc.	45,220
800		Valero Energy Corp.	53,744
200		XTO Energy, Inc.	12,368
			1,629,204
		Oil & Gas Services: 0.2%
1,100		Halliburton Co.	42,240
250	@	National Oilwell Varco, Inc.	36,125
1,400		Schlumberger Ltd.	147,000
300		Smith International, Inc.	21,420
			246,785
		Packaging & Containers: 0.0%
450		Ball Corp.	24,188
750	@	Pactiv Corp.	21,495
			45,683
		Pharmaceuticals: 0.6%
600		Abbott Laboratories	32,172
300		Allergan, Inc.	19,341
400		AmerisourceBergen Corp.	18,132
2,400		Bristol-Myers Squibb Co.	69,168
400		Cardinal Health, Inc.	25,012
1,000		Eli Lilly & Co.	56,930
420	@	Express Scripts, Inc.	23,444
500	@	Forest Laboratories, Inc.	18,645
900	@	Gilead Sciences, Inc.	36,783
300	@	Medco Health Solutions, Inc.	27,117
2,750		Merck & Co., Inc.	142,148
7,100		Pfizer, Inc.	173,453
2,550		Schering-Plough Corp.	80,657
400	@	Watson Pharmaceuticals, Inc.	12,960
1,050		Wyeth	46,778
			782,740
		Pipelines: 0.1%
400		Questar Corp.	21,012
900		Spectra Energy Corp.	22,032
700		Williams Cos., Inc.	23,842
			66,886
		Retail: 0.6%
100	@	Autozone, Inc.	11,614
300	@	Bed Bath & Beyond, Inc.	10,236
610		Best Buy Co., Inc.	28,072
600	@	Big Lots, Inc.	17,904
800		Costco Wholesale Corp.	49,096
1,918		CVS Caremark Corp.	76,010
250		Darden Restaurants, Inc.	10,465
800		Family Dollar Stores, Inc.	21,248
800		Gap, Inc.	14,752
1,520		Home Depot, Inc.	49,309
350		JC Penney Co., Inc.	22,180
300	@	Kohl’s Corp.	17,199
2,200		Lowe’s Cos., Inc.	61,644
1,550		McDonald’s Corp.	84,429
400		Nordstrom, Inc.	18,756
500		RadioShack Corp.	10,330
30	@	Sears Holding Corp.	3,816
400		Staples, Inc.	8,596

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series V	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
850	@	Starbucks Corp.	$22,270
1,000		Target Corp.	63,570
1,050		TJX Cos., Inc.	30,524
300		Walgreen Co.	14,172
2,550		Wal-Mart Stores, Inc.	111,308
400		Wendy’s International, Inc.	13,964
800		Yum! Brands, Inc.	27,064
			798,528
		Savings & Loans: 0.1%
2,200		Hudson City Bancorp., Inc.	33,836
2,002		Washington Mutual, Inc.	70,691
			104,527
		Semiconductors: 0.3%
450		Altera Corp.	10,836
350		Analog Devices, Inc.	12,656
2,150		Applied Materials, Inc.	44,505
400	@	Broadcom Corp.	14,576
7,240		Intel Corp.	187,226
200		KLA-Tencor Corp.	11,156
300	@	MEMC Electronic Materials, Inc.	17,658
750		National Semiconductor Corp.	20,340
450	@	Novellus Systems, Inc.	12,267
600	@	Nvidia Corp.	21,744
650	@	Teradyne, Inc.	8,970
1,100		Texas Instruments, Inc.	40,249
500		Xilinx, Inc.	13,070
			415,253
		Software: 0.5%
320	@	Adobe Systems, Inc.	13,971
370	@	Autodesk, Inc.	18,489
550		Automatic Data Processing, Inc.	25,262
500	@	BMC Software, Inc.	15,615
2,350		CA, Inc.	60,442
300	@	Fiserv, Inc.	15,258
700	@	Intuit, Inc.	21,210
9,550		Microsoft Corp.	281,343
1,300	@	Novell, Inc.	9,932
4,200	@	Oracle Corp.	90,930
400		Paychex, Inc.	16,400
			568,852
		Telecommunications: 0.8%
400		Alltel Corp.	27,872
7,210		AT&T, Inc.	305,055
800	@	Avaya, Inc.	13,568
600		CenturyTel, Inc.	27,732
200	@	Ciena Corp.	7,616
7,650	@	Cisco Systems, Inc.	253,292
1,800		Corning, Inc.	44,370
428		Embarq Corp.	23,797
550	@	Juniper Networks, Inc.	20,136
2,320		Motorola, Inc.	42,990
2,300		Qualcomm, Inc.	97,198
2,100	@	Qwest Communications International, Inc.	19,236
2,566		Sprint Nextel Corp.	48,754
2,700		Verizon Communications, Inc.	119,556
			1,051,172
		Toys/Games/Hobbies: 0.0%
500		Hasbro, Inc.	13,940
			13,940
		Transportation: 0.1%
200		CH Robinson Worldwide, Inc.	10,858
900		CSX Corp.	38,457
50		FedEx Corp.	5,238
950		Norfolk Southern Corp.	49,315
500		Union Pacific Corp.	56,508
300		United Parcel Service, Inc. - Class B	22,530
			182,906
		Warehouse/Industrial: 0.0%
450		Prologis	29,858
			29,858
		Total Common Stock
		(Cost $ 14,216,619 )	15,925,152

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 84.0%
		Federal Home Loan Mortgage Corporation: 23.4%
$5,375,000	^, Z	4.170%, due 07/15/08	$5,200,915
25,500,000	^^, Z	4.270%, due 10/15/08	24,414,134
			29,615,049

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series V	as of September 30, 2007 (Unaudited) (continued)

Principal Amount				Value
		Federal National Mortgage Corporation: 30.4%
39,500,000	^^, Z	4.360%, due 05/15/08		$38,437,648
				38,437,648
		Other U.S. Agency Obligations: 30.2%
14,205,000	Z	Financing Corp., 4.190%, due 06/27/08		13,770,327
5,763,000	Z	Financing Corp., 4.190%, due 10/06/08		5,523,962
15,000,000	^, Z	Resolution Funding Corp., 3.870%, due 07/15/08		14,547,885
4,604,000	^, Z	Tennessee Valley Authority, 4.130%, due 07/15/08		4,456,262
				38,298,436
		Total U.S. Government Agency Obligations
		(Cost $ 107,953,781 )		106,351,133

U.S. TREASURY OBLIGATIONS: 1.7%
		U.S. Treasury STRIP: 1.7%
2,280,000	^^	4.170%, due 05/15/08		2,222,738

		Total U.S. Treasury Obligations
		(Cost $ 2,216,226 )		2,222,738

		Total Long-Term Investments
		(Cost $ 124,386,626 )		124,499,023

SHORT-TERM INVESTMENTS: 1.8%
		Mutual Fund: 1.7%
2,150,000	**	ING Institutional Prime Money Market Fund		2,150,000

		Total Mutual Fund
		(Cost $ 2,150,000 )		2,150,000

		Repurchase Agreement: 0.1%
113,000		Goldman Sachs Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $113,046 to be received upon repurchase (Collateralized by $117,000 Federal National Mortgage Association, 5.100%-5.400%, Market Value plus accrued interest $116,025, due 03/10/15-02/23/17)		113,000

		Total Repurchase Agreement
		(Cost $ 113,000 )		113,000

		Total Short-Term Investments
		(Cost $ 2,263,000 )		2,263,000

		Total Investments in Securities
		(Cost $ 126,649,626 )	100.1%	$126,762,023
		Other Assets and Liabilities — Net	(0.1)	(130,213)
		Net Assets	100.0%	$126,631,810

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest Only (IO) Security
^^	Principal Only (PO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $126,818,564.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$1,930,143
	Gross Unrealized Depreciation	(1,986,684)
	Net Unrealized Appreciation	$(56,541)

Item 2. Controls and Procedures.

(a)  Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)  There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING GET Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 29, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 29, 2007